INCOME TAX (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF CURRENT AND DEFERRED INCOME TAX EXPENSE

The following table sets forth current and deferred portion of income tax expenses:

	Year ended March 31,
	2023	2024	2025
	USD	USD	USD

Current income tax expenses	132,634	178,029	24,109
Deferred income tax expense (recovery)	87,010	68,580	(143,400)
Income tax expense (recovery)	219,644	246,609	(119,291)

SCHEDULE OF RECONCILIATION OF INCOME TAXES

Reconciliation between the income tax expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision were as follows:

	Year ended March 31,
	2023	2024	2025
	USD	USD	USD

(Loss) before income tax - Cayman Island and BVI entities	-	(2,805)	(6,293,726)
Income (loss) before income tax - Hong Kong entity	1,386,904	1,340,699	(806,633)
Tax expenses at the Cayman Islands statutory income tax rate	-	-	-

Tax effect of rate differences in various jurisdictions	228,839	220,752	(133,095)
Tax effect of provision for expected credit loss	32,895	(3,716)	114,945
Tax effect of depreciation allowance	(107,177)	(61,541)	34,595
Tax effect of non-deductible expenditure	-	44,073	29,009
Tax effect of taxable temporary difference	87,010	68,580	(143,400)
Tax reduction allowed by Hong Kong government	(21,923)	(21,539)	(21,345)
Income tax expense (recovery)	219,644	246,609	(119,291)

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	As of March 31,
	2024	2025
	USD	USD

Deferred tax assets:
Provision of credit loss	33,951	148,897
Total deferred tax assets	33,951	148,897
Deferred tax liabilities:
Property, plant and equipment	(30,383)	(10,106)
Right-of-use assets – finance lease	(414,742)	(406,565)
Total deferred tax liabilities	(445,125)	(416,671)
Net deferred tax liabilities	(411,174)	(267,774)

	As of March 31,
	2024	2025
	USD	USD

Deferred tax assets	33,951	148,897
Deferred tax liabilities	(445,125)	(416,671)
Deferred tax liabilities, net	(411,174)	(267,774)